CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 12,205	$ 12,694
Other financial assets	23,102	16,546
Accounts receivable and other	26,563	21,760
Inventory	12,870	11,415
Assets classified as held for sale	10,189	11,958
Equity accounted investments	45,248	46,100
Investment properties	106,952	100,865
Property, plant and equipment	114,219	115,489
Intangible assets	34,750	30,609
Goodwill	22,104	20,227
Deferred income tax assets	3,664	3,340
Total assets	411,866	391,003
Liabilities and Equity
Corporate Borrowings	12,054	10,875
Accounts payable and other	51,134	52,546
Liabilities associated with assets classified as held for sale	1,556	3,148
Non-recourse borrowings of managed entities	187,585	165,057
Deferred income tax liabilities	20,737	20,328
Subsidiary equity obligations	4,788	4,308
Equity [abstract]
Equity	134,012	134,741
Total liabilities and equity	411,866	391,003
Non-controlling interests
Equity [abstract]
Equity	88,215	88,386
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,145	4,145
Common shares | Common equity
Equity [abstract]
Equity	$ 41,652	$ 42,210